Consolidated statements of changes in equity - CHF (SFr) SFr in Millions		Total	Cumulative Effect, Period of Adoption, Adjustment [Member]	Total shareholders' equity	Total shareholders' equity Cumulative Effect, Period of Adoption, Adjustment [Member]	Common shares	Additional paid-in capital	Retained earnings	Retained earnings Cumulative Effect, Period of Adoption, Adjustment [Member]	Accumulated other comprehensive income	Noncontrolling interests
Balance at Dec. 31, 2021		SFr 48,087		SFr 47,390		SFr 4,400	SFr 47,417	SFr 14,932		SFr (19,359)	SFr 697
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(15)									(15)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		8									8
Net income/(loss)		(1,975)		(1,974)				(1,974)			(1)
Total other comprehensive income/(loss), net of tax		3,636		3,617						3,617	19
Share-based compensation, net of tax		(3)		(3)			(3)
Dividends on share-based compensation, net of tax		(15)		(15)			(15)
Dividends paid		(571)		(570)			(570)
Cash dividends paid to noncontrolling interest holders											(1)
Change in scope of consolidation, net		(43)									(43)
Balance at Jun. 30, 2022		49,109		48,445		4,400	46,829	12,958		(15,742)	664
Balance at Dec. 31, 2022		48,476	SFr (5)	47,871	SFr (5)	4,400	50,879	7,659	SFr (5)	(15,067)	605
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership	[1],[2]	(21)									(21)
Sale of subsidiary shares to noncontrolling interests, not changing ownership	[2]	22									22
Net income/(loss)		2,174		2,214				2,214			(40)
Total other comprehensive income/(loss), net of tax		(4,853)		(4,833)						(4,833)	(20)
Share-based compensation, net of tax		330		330			330
Dividends on share-based compensation, net of tax		9		9			9
Dividends paid		(2)
Cash dividends paid to noncontrolling interest holders											(2)
Change in scope of consolidation, net		(3)									(3)
Other		6		2			2				4
Balance at Jun. 30, 2023		SFr 46,133		SFr 45,588		SFr 4,400	SFr 51,220	SFr 9,868		SFr (19,900)	SFr 545

[1]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[2]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".